UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 14.5% (9.1% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
$ 1,040	5.000%, 7/15/14 – MBIA Insured	7/12 at 100.00	A1	$1,101,027
1,000	5.000%, 7/15/15 – MBIA Insured	7/12 at 100.00	A1	1,056,780
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	737,351
380	5.125%, 10/01/41	10/11 at 100.00	AA+	382,721
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	AA	1,030,500
	AMBAC Insured
635	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	669,938
	4/01/19 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A–	509,230
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
1,500	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,617,615
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	AA	257,053
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B,	4/11 at 101.00	AAA	427,944
	5.375%, 4/01/17 – FSA Insured

7,420	Total Education and Civic Organizations			7,790,159

	Health Care – 26.1% (16.5% of Total Investments)
945	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB–	845,567
	2007, 5.250%, 10/01/38
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,628,979
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	507,125
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	Aa3	2,053,180
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,047,039
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,052,500
2,100	5.250%, 6/01/22	6/12 at 101.00	A	2,111,739
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	889,841
	2007, 5.000%, 11/01/27
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	1,202,263
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AA	614,415
500	5.250%, 7/01/22 – AMBAC Insured (4)	7/14 at 100.00	AA	511,305
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	149,184
	Bonds, Series 2008, 6.250%, 10/01/38
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,403,625
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47 –
	AGC Insured

14,110	Total Health Care			14,016,762

	Housing/Single Family – 4.2% (2.7% of Total Investments)
365	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	338,256
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
735	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	749,987
740	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	752,055
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	431,618
	7/01/37 (Alternative Minimum Tax)

2,350	Total Housing/Single Family			2,271,916

	Long-Term Care – 2.2% (1.4% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	573,354
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	232,135
	Homes, Series 2006, 5.400%, 10/01/27
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	164,352
	5.000%, 1/01/36
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	233,343
	Series 2005A, 5.250%, 9/01/21

1,285	Total Long-Term Care			1,203,184

	Materials – 3.2% (2.0% of Total Investments)
865	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National	8/15 at 100.00	N/R	677,356
	Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/11 at 101.00	BBB	1,036,783
	Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A,
	6.200%, 2/01/25 (Alternative Minimum Tax)

1,965	Total Materials			1,714,139

	Tax Obligation/General – 5.4% (3.4% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	267,953
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,573,545
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,045,460

2,725	Total Tax Obligation/General			2,886,958

	Tax Obligation/Limited – 36.4% (22.9% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA–	31,886
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,774,255
	Series 2003G, 5.000%, 6/01/28
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	578,042
	2008A, 5.000%, 6/01/33
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,977,465
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA	809,560
	MBIA Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – FSA Insured	12/12 at 101.00	AAA	1,080,380
2,025	5.375%, 12/01/16 – FSA Insured	12/12 at 101.00	AAA	2,198,806
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	755,233
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 –	6/14 at 100.00	AA	1,390,874
	MBIA Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AA	2,056,752
	2004B, 5.000%, 4/01/29 – AMBAC Insured
1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AA	1,330,808
	5.500%, 7/01/16 – AMBAC Insured
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	836,991
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,354,606
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	117,533
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,056,900
	FSA Insured
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 –	12/17 at 100.00	AAA	102,980
	FSA Insured
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	AAA	1,156,394
	5.000%, 6/01/34 – FSA Insured (UB)
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	506,125
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	AA	403,040
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured

18,845	Total Tax Obligation/Limited			19,518,630

	Transportation – 15.8% (10.0% of Total Investments)
2,035	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – MBIA Insured	7/14 at 100.00	AA	2,000,079
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	442,147
	7/01/20 – XLCA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,042,910
2,320	5.250%, 11/01/16 – FGIC Insured	5/11 at 101.00	Aa3	2,410,550
2,230	5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aa3	2,307,738
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%,	1/12 at 101.00	A2	277,771
	1/01/20 – MBIA Insured

8,290	Total Transportation			8,481,195

	U.S. Guaranteed – 15.1% (9.5% of Total Investments) (5)
490	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (5)	523,256
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (5)	218,118
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AAA	541,175
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
370	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (5)	403,888
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA (5)	553,505
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,101,820
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,377,275
3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,400,317
	(Pre-refunded 2/01/10)

7,510	Total U.S. Guaranteed			8,119,354

	Utilities – 13.5% (8.5% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AA	510,025
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,	1/09 at 100.00	Baa1	2,501,725
	Series 1993B, 5.500%, 1/01/17 – FGIC Insured
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A2	1,558,935
	6.500%, 1/01/20
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	2,688,634
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,100	Total Utilities			7,259,319

	Water and Sewer – 22.1% (14.0% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	508,745
	4/01/31 – FSA Insured
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	2,795,083
	5.250%, 7/01/13
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AA	1,024,130
	MBIA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,166,897
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	991,478
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	42,788
	Series II-R-645-2, 10.572%, 3/01/31 (IF)
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AAA	1,038,220
	FSA Insured
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,316,837
	5.000%, 6/01/37 (UB)

11,405	Total Water and Sewer			11,884,178

$ 83,005	Total Investments (cost $84,638,352) – 158.5%			85,145,794

	Floating Rate Obligations – (9.3)%			(4,995,000)

	Other Assets Less Liabilities – 2.9%			1,554,157

	Preferred Shares, at Liquidation Value – (52.1)% (6)			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$53,704,951

Futures Contracts outstanding at August 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	August 31, 2008	(Depreciation)

U.S. Treasury Bond	Long	17	12/08	$1,994,313	$(2,832)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Portion of investment, with an aggregate market value of $40,904, has been pledged to collateralize the net payment obligations under futures contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below: Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$85,145,794	$ —	$85,145,794
Derivatives*	(2,832)	—	—	(2,832)

Total	$(2,832)	$85,145,794	$ —	$85,142,962

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $79,640,329.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,830,869
Depreciation	(1,320,412)

Net unrealized appreciation (depreciation) of investments	$ 510,457

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008